Note 29 - Treasury Shares Treasury Stock (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury Share Reconciliation Line Items
Balance at beginning	€ 48	€ 309
Treasury Share Information, Number of Shares
Balance at the end	96	48	€ 309
Treasury shares [Member]
Treasury Share Reconciliation Line Items
Balance at beginning	48	309	350
Changes In Treasury Shares Abstract
Purchases	1,674	2,004	3,273
Sales and other changes	(1,622)	(2,263)	(3,314)
Derivatives on BBVA Shares	(4)	(1)	0
Other changes	0	0	0
Treasury Share Information
Held By BBVA. S.A	0	22	19
Held by Corporacion General Financiera SA	96	26	290
Held By Other Subsidiaries	0	0	0
Net Gain Or Losses On Transactions ( Shareholdersfunds-Reserves)	1	(30)	6
Treasury Share Information, Number of Shares
Balance at the end	€ 96	€ 48	€ 309
Number Of Treasury Shares [Member]
Treasury Share Reconciliation Line Items
Number of Treasury Shares at the beginnig	7,230,787	38,917,665	41,510,698
Changes in treasury shares, Number of Shares Abstract
Purchases, Number of Shares	238,065,297	379,850,939	431,321,283
Sales and other changes, Number of Shares	(231,956,502)	(411,537,817)	(433,914,316)
Derivatives on BBVA Shares, Number of Shares	0	0	0
Other changes, Number of Shares	0	0	0
Treasury Share Information, Number of Shares
Held By BBVA SA	0	2,789,894	1,840,378
Held by Corporacion General Financiera SA, Number of Shares	13,339,582	4,440,893	37,077,287
Held By Other Subsidiaries, Number of Shares	0	0	0
Average Purchase Price In Euros, Number of Shares	7.03	5.27	7.6
Average Selling Price In Euros, Number of Shares	6.99	5.5	7.67
Number of Treasury Shares at the end	13,339,582	7,230,787	38,917,665